AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

Received SEC
APR 2 1 2008
Washington, DC 20549

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

April 21, 2008

CERTAMX

[redacted]

08015342

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 21, 2008 the American Stock Exchange LLC (the "Exchange") received from Market Vectors ETF Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value per share, of:

Market Vectors – Solar Energy ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
APR 2 4 2008
THOMSON REUTERS

cc: Herbert Scholl

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Fax

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Date:	April 21, 2008		
To:	Ms. Cecile Peters	**From:**	Jamie Patturelli
Firm:	Securities and Exchange Commission	**Fax:**	212.306.5325
Fax:	202.777.1030	**Phone**	212.306.2437
Phone		**Pages:**	2 (Including cover sheet)

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